UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson or Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2017

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

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MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2017

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Vanguard Small Cap Value Index Adm Class	7.6	Vanguard Tax-Managed Small Cap Adm Class	8.5	Virtus KAR Small-Cap Growth Class I	7.1
Nuveen Small Cap Value Class I	7.3	Westwood SmallCap Class I	7.4	T. Rowe Price New Horizons	5.5
Fidelity Small Cap Value	5.8	Fidelity Small Cap Discovery	7.3	PNC Multi Factor Small Cap Core Class I	5.4
		PIMCO StocksPLUS Small Class I	7.3	T. Rowe Price QM US Small Cap GR Equity	5.3
		Mairs & Power Small Cap	6.7	Brown Advisory Small Cap Growth Inv Class	4.8
		Tributary Small Company Class I	6.3

Short-Term Securities and Other Assets – 7.7%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
23%	37%	40%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

June 30, 2017

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2007 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2017
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	18.49%	10.87%	3.60%
Russell 2000 Index	24.60%	13.71%	6.92%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2017 (Unaudited)

Mutual Funds (92.3%)	Shares	Value

Vanguard Tax-Managed Small Cap Adm Class	9,845	$ 554,592
Vanguard Small Cap Value Index Adm Class	9,436	498,601
Westwood SmallCap Class I	28,636	484,232
Fidelity Small Cap Discovery	15,506	480,992
Nuveen Small Cap Value Class I	19,181	479,329
PIMCO StocksPLUS Small Class I	47,422	476,120
Virtus KAR Small-Cap Growth Class I	19,599	461,567
Mairs & Power Small Cap	17,200	438,251
Tributary Small Company Class I	14,487	415,348
Fidelity Small Cap Value	19,711	380,617
T. Rowe Price New Horizons	7,098	362,223
PNC Multi Factor Small Cap Core Class I	14,313	351,240
T. Rowe Price QM US Small Cap GR Equity	10,993	348,040
Brown Advisory Small Cap Growth Inv Class	17,889	315,027

Total Mutual Funds (Cost $ 4,990,000)		6,046,179

Short-Term Securities (7.2%)

Fidelity Institutional Money Market		471,630

Total Short-Term Securities (Cost $ 471,630)		471,630

Total Investments in Securities (Cost $ 5,461,630) (99.5%)		6,517,809

Other Assets (0.5%)		32,819

Net Assets (100%)		$ 6,550,628

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,461,630)	$ 6,517,809
Cash	32,819

Total Assets	6,550,628

Liabilities

Total Liabilities	-

Net Assets	$ 6,550,628

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 928,378)	$ 5,475,648
Accumulated realized gain on investments	18,801
Net unrealized appreciation on investments	1,056,179

Net Assets	$ 6,550,628

Net asset value per share	$ 7.06

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2017 (Unaudited)

Investment income
Dividend income from underlying funds	$ 7,446
Interest income from underlying funds	5,263
Dividend income from money market	1,253
Total investment income	13,962

Expenses
Investment advisory fees	31,862
Administrative service fees	7,965
Total expenses	39,827

Net investment loss	(25,865)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	18,801
Net realized gain from investments	-
Net change in unrealized appreciation on investments	275,997
Net realized and unrealized gain on investments	294,798

Net increase in net assets resulting from operations	$ 268,933

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2017 (Unaudited) and

For The Year Ended December 31, 2016

2017	2016
Increase in net assets from operations
Net investment loss	$ (25,865)	$ (25,776)
Capital gain distributions from underlying funds	18,801	77,223
Net realized gain from investments	-	282,503
Net change in unrealized appreciation on investments	275,997	557,897
Net increase in net assets resulting from operations	268,933	891,847

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(344,167)	(335,157)
Total distributions	(344,167)	(335,157)

Capital share transactions (note 5)	335,161	127,838
Total increase	259,927	684,528

Net assets at beginning of period	6,290,701	5,606,173
Net assets at end of period	$ 6,550,628	$ 6,290,701

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2017

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
DoubleLine Shiller Enhanced CAPE Class I	6.1	Glenmede Large Cap Core Portfolio	6.5	T. Rowe Price Global Technology	5.5
LSV Value Equity	5.1	Vanguard Tax-Managed Capital App Adm Class	5.5	Shelton Nasdaq-100 Index Direct	4.9
Vanguard U.S. Value Inv Class	4.6	PIMCO RAE Fundamental Index Plus Class I	5.3	Loomis Sayles Growth Class Y	4.8
		Primecap Odyssey Stock	5.3	Parnassus Endeavor Class I	4.6
		T. Rowe Price Dividend Growth	5.2
		Vanguard Consumer Staples Index Adm Class	4.5
		Lazard US Equity Concentrated Open	4.4

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
John Hancock Disciplined Value Mid Cap Class I	5.0			Primecap Odyssey Aggressive Growth	6.8
				Akre Focus Class I	5.7
				Fidelity Select Biotechnology	2.8

Short-Term Securities and Other Assets – 7.4%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
31%	30%	39%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

June 30, 2017

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

DOLLARS
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
6/30/2007
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
6/30/2017
Russell 1000 Index $20,212
MH Elite Fund of Funds $14,891
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2007, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2017
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	17.51%	10.96%	4.06%
Russell 1000 Index	18.03%	14.67%	7.29%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

June 30, 2017 (Unaudited)

Mutual Funds (92.6%)	Shares	Value

Primecap Odyssey Aggressive Growth	20,344	$ 787,713
Glenmede Large Cap Core Portfolio	29,257	760,974
DoubleLine Shiller Enhanced CAPE Class I	46,560	708,180
Akre Focus Class I	23,725	669,766
Vanguard Tax-Managed Capital App Adm Class	5,193	644,144
T. Rowe Price Global Technology	37,538	635,886
Primecap Odyssey Stock	21,213	613,916
PIMCO RAE Fundamental Index Plus Class I	85,315	613,412
T. Rowe Price Dividend Growth	15,003	606,718
LSV Value Equity	21,602	590,377
John Hancock Disciplined Value Mid Cap Class I	25,528	582,807
Shelton Nasdaq-100 Index Direct	39,886	573,567
Loomis Sayles Growth Class Y	39,936	563,099
Vanguard U.S. Value Inv Class	28,952	541,980
Parnassus Endeavor Class I	14,745	535,978
Vanguard Consumer Staples Index Adm Class	7,541	524,284
Lazard US Equity Concentrated Open	33,761	517,556
Fidelity Select Biotechnology	1,573	332,075

Total Mutual Funds (Cost $ 9,075,000)		10,802,432

Short-Term Securities (7.3%)

Fidelity Institutional Money Market		847,595

Total Short-Term Securities (Cost $ 847,595)		847,595

Total Investments in Securities (Cost $ 9,922,595) (99.9%)		11,650,027

Other Assets (0.1%)		15,015

Net Assets (100%)		$ 11,665,042

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets

Investments in securities at value (Cost $ 9,922,595)	$ 11,650,027
Cash	15,015

Total Assets	11,665,042

Liabilities

Total Liabilities	-

Net Assets	$ 11,665,042

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,856,133)	$ 9,937,610
Net unrealized appreciation on investments	1,727,432

Net Assets	$ 11,665,042

Net asset value per share	$ 6.28

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2017 (Unaudited)

Investment income
Dividend income from underlying funds	$ 36,494
Dividend income from money market	2,564
Total investment income	39,058

Expenses
Investment advisory fees	56,795
Administrative service fees	14,199
Total expenses	70,994

Net investment loss	(31,936)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	-
Net realized gain from investments	-
Net change in unrealized appreciation on investments	1,040,445
Net realized and unrealized gain on investments	1,040,445

Net increase in net assets resulting from operations	$ 1,008,509

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2017 (Unaudited) and

For The Year Ended December 31, 2016

	2017	2016
Increase in net assets from operations
Net investment loss	$ (31,936)	$ (43,785)
Capital gain distributions from underlying funds	-	151,634
Net realized gain from investments	-	96,189
Net change in unrealized appreciation on investments	1,040,445	514,181
Net increase in net assets resulting from operations	1,008,509	718,219

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(234,270)	(921,444)
Total distributions	(234,270)	(921,444)

Capital share transactions (note 5)	3,003	856,170
Total increase	777,242	652,945

Net assets at beginning of period	10,887,800	10,234,855
Net assets at end of period	$ 11,665,042	$ 10,887,800

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2017

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
MFS International Value Class I	7.3	Fidelity Total Emerging Markets	6.0	Vanguard Materials Index Adm Class	4.4
Oppenheimer International Small-Mid Co. Class Y	7.0	Matthews Emerging Asia Inv Class	5.8	Fidelity Select Chemicals	3.9
Oakmark International Inv Class	6.9	Oppenheimer Developing Markets Class Y	5.1	AllianzGl Global Water Class I	3.0
FMI International	6.8	Baron Emerging Markets Retail Class	4.4
PIMCO StocksPLUS Intl (USD-Hedged) Class I	6.6
Matthews Asia Dividend Inv Class	6.1

Global Real Estate	%	World Stock	%	Equity Energy	%
Cohen & Steers Real Estate Securities Class I	3.6	Vanguard Global Minimum Volatility Adm Class	4.8	Vanguard Energy Index Adm Class	2.4
Third Avenue Real Estate Value Class I	2.9	Alpine Global Infrastructure Class I	3.3
		Lazard Global Listed Infrastructure Class I	3.0

Short-Term Securities and Other Assets – 6.7%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

June 30, 2017

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2007, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended June 30, 2017
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	13.55%	5.44%	1.71%
MSCI ACWI ex USA IMI	19.40%	6.14%	1.91%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2017 (Unaudited)

Mutual Funds (93.3%)	Shares	Value

MFS International Value Class I	9,983	$ 424,190
Oppenheimer International Small-Mid Co. Class Y	8,985	403,505
Oakmark International Inv Class	15,177	400,220
FMI International	12,027	393,155
PIMCO StocksPLUS Intl (USD-Hedged) Class I	46,446	378,538
Matthews Asia Dividend Inv Class	19,443	355,800
Fidelity Total Emerging Markets	27,907	345,488
Matthews Emerging Asia Inv Class	22,779	333,941
Oppenheimer Developing Markets Class Y	7,703	292,422
Vanguard Global Minimum Volatility Adm Class	10,641	276,977
Baron Emerging Markets Retail Class	19,412	255,459
Vanguard Materials Index Adm Class	4,075	252,606
Fidelity Select Chemicals	1,430	227,742
Cohen & Steers Real Estate Securities Class I	13,777	210,092
Alpine Global Infrastructure Class I	9,744	192,445
AllianzGI Global Water Class I	11,981	174,321
Lazard Global Listed Infrastructure Class I	10,578	173,484
Third Avenue Real Estate Value Class I	5,102	168,151
Vanguard Energy Index Adm Class	3,146	139,146

Total Mutual Funds (Cost $ 4,535,000)		5,397,682

Short-Term Securities (5.8%)

Fidelity Institutional Money Market		338,280

Total Short-term Securities (Cost $ 338,280)		338,280

Total Investments in Securities (Cost $ 4,873,280) (99.1%)		5,735,962

Other Assets (0.9%)		51,382

Net Assets (100%)		$ 5,787,344

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,873,280)	$ 5,735,962
Cash	51,382

Total Assets	5,787,344

Liabilities
Total Liabilities	-

Net Assets	$ 5,787,344

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 1,008,350)	$ 4,915,816
Accumulated realized gain on investments	8,846
Net unrealized appreciation on investments	862,682

Net Assets	$ 5,787,344

Net asset value per share	$ 5.74

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2017 (Unaudited)

Investment income
Dividend income from underlying funds	$ 24,324
Interest income from underlying funds	-
Dividend income from money market	943
Total investment income	25,267

Expenses
Investment advisory fees	27,672
Administrative service fees	6,918
Total expenses	34,590

Net investment loss	(9,323)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	8,846
Net realized gain from investments	-
Net change in unrealized appreciation on investments	588,450
Net realized and unrealized gain on investments	597,296

Net increase in net assets resulting from operations	$ 587,973

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2017 (Unaudited) and

For The Year Ended December 31, 2016

	2017	2016
Increase in net assets from operations
Net investment loss	$ (9,323)	$ (5,115)
Capital gain distributions from underlying funds	8,846	14,608
Net realized gain from investments	-	144,917
Net change in unrealized appreciation/(depreciation) on investments	588,450	(7,443)
Net increase in net assets resulting from operations	587,973	146,967

Distributions to shareholders from:
Net investment income	-	(16,231)
Realized gains	(147,229)	-
Total distributions	(147,229)	(16,231)

Capital share transactions (note 5)	175,389	25,552
Total increase	616,133	156,288

Net assets at beginning of period	5,171,211	5,014,923
Net assets at end of period	$ 5,787,344	$ 5,171,211

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2017

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Frost Total Return Bond Inv Class	4.8	Payden Corporate Bond	5.1	PIMCO Income Class I	5.2
Virtus Newfleet Multi-Sector Short Term Bond Class I	4.5	PIMCO Investment Grade Corp Bond Class I	3.8
		DoubleLine Total Return Bond Class I	3.1
		Vanguard Core Bond Adm Class	3.1
		Western Asset Core Plus Bond Class Fl	3.1

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Fidelity New Markets Income	4.3	PIMCO Foreign Bond (USD - Hedged) Class I	4.6	Lord Abbett High Yield R6	4.1
Goldman Sachs Emerging Markets Debt Class IR	3.3	Vanguard Total Intl Bond Index Adm Class	4.6	Fidelity Capital and Income	3.3

Bank Loan	%	Preferred Stock	%	Utilities	%
Credit Suisse Floating Rate High Income Class I	3.0	Cohen & Steers Preferred Sec & Inc Class I	4.2	Vanguard Utility Index Adm Class	4.4
Nuveen Symphony Floating Rate Income Class I	2.9	Salient Select Income Class I	4.0

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Inv Class	4.3	Nuveen NWQ Flexible Income Class I	4.2	Columbia Convertible Securities Class Y	4.3

Short-Term Securities and Other Assets – 11.8%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

June 30, 2017

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
8/15/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
6/30/2017
Barclays Capital Aggregate Bond Index $11,640
MH Elite Income Fund of Funds $11,766
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended June 30, 2017
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	4.01%	2.61%	2.81%
Barclays Capital Aggregate Bond Index	-0.32%	2.21%	2.62%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2017 (Unaudited)

Mutual Funds (88.2%)	Shares	Value

PIMCO Income Class I	20,960	$ 258,851
Payden Corporate Bond	22,719	254,678
Frost Total Return Bond Inv Class	22,487	235,436
Vanguard Total Intl Bond Index Adm Class	10,629	230,553
PIMCO Foreign Bond (USD-Hedged) Class I	21,778	229,102
Virtus Newfleet Multi-Sector Short Term Bond Class I	46,375	221,208
Vanguard Utilities Index Adm Class	3,778	216,523
Fidelity New Markets Income	13,172	213,513
Vanguard High Dividend Yield Index Inv Class	6,890	213,318
Columbia Convertible Securities Class Y	11,025	212,789
Nuveen NWQ Flexible Income Class I	9,376	208,158
Cohen & Steers Preferred Sec & Inc Class I	14,659	207,711
Lord Abbett High Yield R6	26,490	203,709
Salient Select Income Class I	8,346	197,803
PIMCO Investment Grade Corporate Bond Class I	17,838	188,013
Fidelity Capital and Income	16,376	164,083
Goldman Sachs Emerging Markets Debt Class IR	12,669	163,556
Western Asset Core Plus Bond Class FI	13,146	154,864
DoubleLine Total Return Bond Class I	14,453	154,363
Vanguard Core Bond Adm Class	7,657	152,527
Credit Suisse Floating Rate High Income Class I	21,412	146,455
Nuveen Symphony Floating Rate Income Class I	7,214	142,257

Total Mutual Funds (Cost $4,220,000)		4,369,470

Short-Term Securities (9.7%)

Fidelity Institutional Money Market		481,541

Total Short-term Securities (Cost $ 481,541)		481,541

Total Investments in Securities (Cost $ 4,701,541) (97.9%)		4,851,011

Other Assets (2.1%)		103,849

Net Assets (100%)		$ 4,954,860

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,701,541)	$ 4,851,011
Cash	103,849

Total Assets	4,954,860

Liabilities

Total Liabilities	-

Net Assets	$ 4,954,860

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 966,090)	$ 4,937,957
Undistributed net investment income	53,081
Accumulated realized loss on investments	(185,648)
Net unrealized appreciation on investments	149,470

Net Assets	$ 4,954,860

Net asset value per share	$ 5.13

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2017 (Unaudited)

Investment income
Dividend income from underlying funds	$ 27,614
Interest Income from underlying funds	54,417
Dividend income from money market	1,185
Total investment income	83,216

Expenses
Investment advisory fees	24,108
Administrative service fees	6,027
Total expenses	30,135

Net investment income	53,081

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	1,752
Net realized gain from investments	-
Net change in unrealized appreciation on investments	108,488
Net realized and unrealized gain on investments	110,240

Net increase in net assets resulting from operations	$ 163,321

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2017 (Unaudited) and

For The Year Ended December 31, 2016

	2017	2016
Increase in net assets from operations
Net investment income	$ 53,081	$ 81,904
Capital gain distributions from underlying funds	1,752	13,320
Net realized loss from investments	-	(3,146)
Net change in unrealized appreciation on investments	108,488	132,603
Net increase in net assets resulting from operations	163,321	224,681

Distributions to shareholders from:
Net investment income	(81,904)	(100,696)
Realized gains	-	-
Total distributions	(81,904)	(100,696)

Capital share transactions (note 5)	181,333	629,098
Total increase	262,750	753,083

Net assets at beginning of period	$ 4,692,110	$ 3,939,027
Net assets at end of period	$ 4,954,860	$ 4,692,110

Undistributed net investment income included in net assets at end of period	$ 53,081	$ 81,904

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

| | For the six months ending June 30, 2017 (Unaudited) | For the Years Ended December 31, 2016 | 2015 | 2014 | 2013 | 2012 |
|---|---|---|---|---|---|---|
| **PER SHARE DATA:** | | | | | | |
| **Net asset value, beginning of period/year** | $ 7.15 | $ 6.59 | $ 7.53 | $ 8.56 | $ 6.41 | $ 5.57 |
| **Income/(Loss) from Investment Operations:** | | | | | | |
| Net Investment Loss (a) (c) | (0.02) | (0.03) | (0.05) | (0.06) | (0.05) | (0.01) |
| Net Realized and Unrealized Gain/(Loss) on Investments | 0.32 | 0.98 | (0.43) | 0.10 | 2.30 | 0.85 |
| **Total Income/(Loss) from Investment Operations** | 0.30 | 0.95 | (0.48) | 0.04 | 2.25 | 0.84 |
| **Distributions to shareholders from:** | | | | | | |
| Net investment income | - | - | - | - | - | - |
| Realized gains | (0.39) | (0.39) | (0.46) | (1.07) | (0.10) | - |
| Total Distributions | (0.39) | (0.39) | (0.46) | (1.07) | (0.10) | - |
| **Net asset value, end of period/year** | $ 7.06 | $ 7.15 | $ 6.59 | $ 7.53 | $ 8.56 | $ 6.41 |
| **Total Return (b)** | 4.41% | 15.96% | -6.70% | 0.64% | 35.63% | 15.08% |
| **Ratios and Supplemental Data:** | | | | | | |
| Net assets, end of period/year (in 000's) | $ 6,551 | $ 6,291 | $ 5,606 | $ 6,186 | $ 6,339 | $ 4,914 |
| Ratio of Expenses to Average Net Assets (c) | 1.24% (d) | 1.25% | 1.25% | 1.25% | 1.25% | 1.25% |
| Ratio of Net Investment Loss to Average Net Assets (c) | -0.81% (d) | -0.45% | -0.66% | -0.78% | -0.61% | -0.16% |
| Portfolio turnover rate (%) | 0.00% | 45.41% | 33.15% | 9.81% | 31.07% | 29.28% |

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

| | For the six months ending June 30, 2017 (Unaudited) | For the Years Ended December 31, 2016 | 2015 | 2014 | 2013 | 2012 |
|---|---|---|---|---|---|---|
| **PER SHARE DATA:** | | | | | | |
| **Net asset value, beginning of period/year** | $ 5.87 | $ 6.07 | $ 7.36 | $ 7.27 | $ 5.62 | $ 4.92 |
| **Income/(Loss) from Investment Operations:** | | | | | | |
| Net Investment Income/(Loss) (a) (c) | (0.02) | (0.02) | (0.02) | (0.01) | 0.02 | 0.03 |
| Net Realized and Unrealized Gain/(Loss) on Investments | 0.56 | 0.37 | (0.17) | 0.48 | 1.66 | 0.67 |
| **Total Income/(Loss) from Investment Operations** | 0.54 | 0.35 | (0.19) | 0.47 | 1.68 | 0.70 |
| **Distributions to shareholders from:** | | | | | | |
| Net investment income | - | - | - | (0.02) | (0.03) | - |
| Realized gains | (0.13) | (0.55) | (1.10) | (0.36) | - | - |
| Total Distributions | (0.13) | (0.55) | (1.10) | (0.38) | (0.03) | - |
| **Net asset value, end of period/year** | $ 6.28 | $ 5.87 | $ 6.07 | $ 7.36 | $ 7.27 | $ 5.62 |
| **Total Return (b)** | 9.30% | 6.98% | -2.73% | 6.91% | 29.96% | 14.23% |
| **Ratios and Supplement Data:** | | | | | | |
| Net assets, end of period/year (in 000's) | $ 11,665 | $ 10,888 | $ 10,235 | $ 10,679 | $ 9,854 | $ 7,541 |
| Ratio of Expenses to Average Net Assets (c) | 1.25% (d) | 1.25% | 1.25% | 1.25% | 1.25% | 1.25% |
| Ratio of Net Investment Income/(Loss) to Average Net Assets (c) | -0.56% (d) | -0.42% | -0.16% | -0.06% | 0.24% | 0.49% |
| Portfolio turnover rate (%) | 0.00% | 42.30% | 45.14% | 39.17% | 17.25% | 29.66% |

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Effective May 1, 2014 the management fee for Select Portfolio of Funds was reduced from 1.75% to 1.00%.

(e)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at June 30, 2017 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2017 (Unaudited) the net investment losses were not reclassified to paid-in-capital.  The Funds will reclassify net investment losses, if any, against paid-in-capital at year end December 31, 2017.

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Two shareholders of the Funds each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.47% of average net assets.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For the period ended June 30, 2017 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds	$31,862
MH Elite Fund of Funds	$56,795
MH Elite Select Portfolio of Funds	$27,672
MH Elite Income Fund of Funds	$24,108

For the period ended June 30, 2017 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$7,965
MH Elite Fund of Funds	$14,199
MH Elite Select Portfolio of Funds	$6,918
MH Elite Income Fund of Funds	$6,027

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2017 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ -	$ -
MH Elite Fund of Funds	$ -	$ -
MH Elite Select Portfolio of Funds	$ -	$ -
MH Elite Income Fund of Funds	$ -	$ -

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2017, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation	Net Unrealized Appreciation/Depreciation
MH Elite Small Cap Fund of Funds	$ 1,056,179	$ -	$1,056,179
MH Elite Fund of Funds	$ 1,745,356	$ 17,924	$1,727,432
MH Elite Select Portfolio of Funds	$ 862,682	$ -	$ 862,682
MH Elite Income Fund of Funds	$ 197,775	$ 48,305	$ 149,470

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$-	$81,904
Undistributed long-term capital gain	$344,167	$234,270	$147,229	$-
Accumulated realized losses	$-	$-	$-	$187,400
Unrealized appreciation	$780,182	$686,987	$274,232	$40,982

At December 31, 2016, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2017 with an ex and pay date of January 11, 2017.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$344,167	$0.392611	$234,270	$0.126820

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$81,904	$0.088361
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$147,229	$0.151012	$-	$-

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2016, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ 21,321
Long term	$-	$-	$-	$ 166,079
Total	$-	$-	$-	$ 187,400

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.      INCOME TAXES (Continued)

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013—2015) or expected to be taken in the Funds’ 2016  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2017, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2017 (Unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	23,819	$ 164,595	45,643	$ 286,340
Shares issued in reinvestment of distributions	50,317	344,167	58,492	335,157
	74,136	508,762	104,135	621,497
Shares redeemed	(25,022)	(173,601)	(75,486)	(493,659)
Net Increase	49,114	$ 335,161	28,649	$ 127,838

MH Elite Fund of Funds
	For the six months ended June 30, 2017 (Unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	31,487	$ 190,672	131,455	$ 724,451
Shares issued in reinvestment of distributions	39,978	234,270	178,921	921,444
	71,465	414.942	310,376	1,645,895
Shares redeemed	(69,415)	(421,939)	(142,886)	(789,725)
Net Increase	2,050	$ 3,003	167,490	$ 856,170

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2017 (Unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	31,353	$ 173,316	66,431	$ 345,768
Shares issued in reinvestment of distributions	28,044	147,229	3,333	16,231
	59,397	320,545	69,764	361,999
Shares redeemed	(26,179)	(145,156)	(63,771)	(336,447)
Net Increase	33,218	$ 175,389	5,993	$ 25,552

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2017 (Unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	31,790	$ 160,119	141,608	$ 708,560
Shares issued in reinvestment of distributions	16,447	81,904	21,154	100,696
	48,237	242,023	162,762	809,256
Shares redeemed	(12,029)	(60,690)	(36,931)	(180,158)
Net Increase	36,208	$ 181,333	125,831	$ 629,098

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2017:

The Funds’ investment category is mutual funds:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,517,809	$ 11,650,027	$ 5,735,962	$ 4,851,011
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 6,517,809	$ 11,650,027	$ 5,735,962	$ 4,851,011

The Funds did not hold any Level 3 investments during the year ended June 30, 2017 (Unaudited).  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2017 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2017 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 through June 30, 2017.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period January 1, 2017 to June 30, 2017 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,044	$6.33	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,093	$6.49	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,114	$6.55	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$1,034	$6.30	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.26

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.47% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

The accompanying notes are integral part of these financial statements

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

June 30, 2017 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 53	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 72	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 48	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 61	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 42	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

The accompanying notes are integral part of these financial statements

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

June 30, 2017 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 65	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 61	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

The accompanying notes are integral part of these financial statements

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The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2017 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Not applicable to this Registrant as the Registrant does not have any interest in unaffiliated issuers.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: August 28, 2017